3. Related Party Transactions (Details Narrative) (June 2019) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Minimum lease payments remainder of year	$ 3,000		$ 3,000
Bravo Lighting [Member]
Related party purchases	4,578	$ 72,432	4,728	$ 142,410
Related party receivables	44,541		44,541		$ 43,120
Related party payables	4,728		4,728		5,562
Cloud 9 [Member]
Related party receivables	60,895		60,895		79,235
Related party payables	15,322		15,322		13,240
Cost of services	469	108	15,322	1,680
Sale to related parties	96,615	$ 118,375	196,600	$ 198,803	$ 370,948	$ 312,041
James Lowe [Member]
Note payable - related party	$ 1,000,000		$ 1,000,000
Debt maturity date			Dec. 31, 2019		Apr. 30, 2019
Debt interest rate	9.00%		9.00%